Analysis of performance by segment (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of performance by segment
Schedule of segment results

		IFRS 17 basis				IFRS 4 basis
		2023 $m		2022 $m		2021 $m
	Note	note (i)		note (i)		note (i)
Continuing operations:
CPL		368		271		343
Hong Kong		1,013		1,162		975
Indonesia		221		205		446
Malaysia		305		340		350
Singapore		584		570		663
Growth markets and other note (ii)		746		728		932
Eastspring		280		260		314
Other income and expenditure:
Net investment return and other items note (iii)		(21)		(44)		21
Interest payable on core structural borrowings		(172)		(200)		(328)
Corporate expenditure note (iv)		(230)		(276)		(298)
Total other expenditure		(423)		(520)		(605)
Restructuring and IFRS 17 implementation costs note (v)		(201)		(294)		(185)
Adjusted operating profit	B1.2	2,893		2,722		3,233
Short-term fluctuations in investment returnsnote (vi)		(774)		(3,420)		(458)
Amortisation of acquisition accounting adjustments under IFRS 4		—		—		(5)
(Loss) gain attaching to corporate transactions note (vii)		(22)		55		(94)
Profit (loss) before tax attributable to shareholders		2,097		(643)		2,676
Tax charge attributable to shareholders' returns	B3.2	(385)		(354)		(462)
Profit (loss) for the year		1,712		(997)		2,214
Loss from discontinued US operations	D6	—		—		(5,027)
Profit (loss) for the year		1,712		(997)		(2,813)

Attributable to:
Equity holders of the Company
From continuing operations		1,701		(1,007)		2,192
From discontinued US operations		—		—		(4,234)
		1,701		(1,007)		(2,042)
Non-controlling interests
From continuing operations		11		10		22
From discontinued US operations		—		—		(793)
		11		10		(771)
Profit (loss) for the year		1,712		(997)		(2,813)

		IFRS 17 basis				IFRS 4 basis
		2023		2022		2021
Basic earnings per share (in cents)	Note	note (i)		note (i)		note (i)
Based on adjusted operating profit, net of tax and non-controlling interest from continuing operations	B4	89.0	¢	79.4	¢	101.5	¢
Based on profit for the year from continuing operations, net of non-controlling interest	B4	62.1	¢	(36.8)	¢	83.4	¢
Based on loss from discontinued US operations, net of non-controlling interest	B4	n/a		n/a		(161.1)	¢

Notes

(i)	Segment results are attributed to the shareholders of the Group before deducting the amount attributable to the non-controlling interests. This presentation is applied consistently throughout the document.
(ii)

The Growth markets and other segment includes non-insurance entities that support the Group’s insurance business and the result for this segment is after deducting the corporate taxes arising from the life joint ventures and associates. In 2021, this also comprised of other non-recurring items which largely included the impact of refinements to the run-off of the allowance of prudence within IFRS 4 technical provisions.

(iii)

Net investment return and other items in 2023 and 2022 includes an adjustment to eliminate intercompany profits as described below. Entities within the Prudential Group can provide services to each other, the most significant example being the provision of asset management services by Eastspring to the life entities. If the associated expenses are deemed attributable to the entity’s insurance contracts then the costs are included within the estimate of future cashflows when measuring the insurance contract under IFRS 17. In the Group’s consolidated accounts, IFRS 17 requires the removal of the intercompany profit from the measurement of the insurance contract. Put another way the future cash flows include the cost to the Group (not the insurance entity) of providing the service. In the period that the service is provided the entity undertaking the service, for example Eastspring, recognises the profit it earns as part of its results. To avoid any double counting an adjustment is included with the centre’s 'net investment return and other item' to remove the benefit already recognised when valuing the insurance contract.

(iv)	Corporate expenditure as shown above is for head office functions.
(v)

Restructuring and IFRS 17 implementation costs include those incurred in insurance and asset management operations of $(81) million (2022: $(137) million; 2021: $(101) million), largely comprising the costs of Group-wide projects including the implementation of IFRS 17 (this includes one-off costs associated with embedding IFRS 17), reorganisation programmes and initial costs of establishing new business initiatives and operations.

(vi)

In 2021, rising interest rates across most operations led to unrealized bond losses which more than offset the impact of higher discount rates on IFRS 4 policyholder liabilities under the local reserving basis applied and equity gains on shareholder backed business in the year which led to overall negative short-term investment fluctuations for total insurance and asset management operations.

(vii)

The loss for 2021 of $(94) million included $(35) million as shown separately on the Consolidated income statement largely related to costs associated with the demerger of Jackson and $(59) million arising on reinsurance transaction undertaken by the Hong Kong business under IFRS 4 basis.

Schedule of segmental analysis of revenue

	IFRS 17 basis
	2023 $m
	Insurance operations note (i)
					Growth		Inter
	Hong				markets		-segment	Total	Unallocated
	Kong	Indonesia	Malaysia	Singapore	and other	Eastspring	elimination	segment	to a segment	Total
Amounts relating to changes in the liability for remaining coverage:
Expected claims and other directly attributable expenses	1,089	582	642	970	670	—	—	3,953	—	3,953
Change in risk adjustment for non-financial risk	73	35	24	55	41	—	—	228	—	228
Release of CSM for services provided	787	187	203	478	538	—	—	2,193	—	2,193
Other adjustments note (ii)	73	32	31	45	71	—	—	252	—	252
Recovery of insurance acquisition cash flows	1,207	306	234	435	563	—	—	2,745	—	2,745
Insurance revenue	3,229	1,142	1,134	1,983	1,883	—	—	9,371	—	9,371
Other revenue note (iii)	22	4	4	—	39	299	—	368	1	369
Total revenue from external customers note (iv)	3,251	1,146	1,138	1,983	1,922	299	—	9,739	1	9,740
Intra-group revenue	—	—	—	—	—	184	(184)	—	—	—
Interest income	1,033	92	239	785	627	7	—	2,783	164	2,947
Dividend and other investment income	775	93	151	528	117	3	—	1,667	7	1,674
Investment appreciation (depreciation)	2,155	50	177	1,490	1,309	4	—	5,185	(43)	5,142
Investment return	3,963	235	567	2,803	2,053	198	(184)	9,635	128	9,763
Total revenue	7,214	1,381	1,705	4,786	3,975	497	(184)	19,374	129	19,503

	IFRS 17 basis
	2022 $m
	Insurance operations note (i)
					Growth		Inter
	Hong				markets		-segment	Total	Unallocated
	Kong	Indonesia	Malaysia	Singapore	and other	Eastspring	elimination	segment	to a segment	Total
Amounts relating to changes in the liability for remaining coverage:
Expected claims and other directly attributable expenses	969	438	563	935	736	—	—	3,641	—	3,641
Change in risk adjustment for non-financial risk	53	33	20	33	30	—	—	169	—	169
Release of CSM for services provided	737	274	215	442	513	—	—	2,181	—	2,181
Other adjustments note (ii)	30	16	—	27	32	—	—	105	—	105
Recovery of insurance acquisition cash flows	1,051	309	231	378	484	—	—	2,453	—	2,453
Insurance revenue	2,840	1,070	1,029	1,815	1,795	—	—	8,549	—	8,549
Other revenue note (iii)	65	6	—	1	33	330	—	435	1	436
Total revenue from external customers note (iv)	2,905	1,076	1,029	1,816	1,828	330	—	8,984	1	8,985
Intra-group revenue	—	—	—	—	1	199	(200)	—	—	—
Interest income	927	83	208	724	601	4	—	2,547	50	2,597
Dividend and other investment income	689	77	183	576	107	1	—	1,633	25	1,658
Investment depreciation	(23,615)	(69)	(386)	(6,679)	(2,860)	(21)	—	(33,630)	(5)	(33,635)
Investment return	(21,999)	91	5	(5,379)	(2,151)	183	(200)	(29,450)	70	(29,380)
Total revenue	(19,094)	1,167	1,034	(3,563)	(323)	513	(200)	(20,466)	71	(20,395)

	IFRS 4 basis
	2021 $m
	Insurance operations note (i)
					Growth		Inter
	Hong				markets		-segment	Total	Unallocated
	Kong	Indonesia	Malaysia	Singapore	and other	Eastspring	elimination	segment	to a segment	Total
Gross premiums earned	10,032	1,724	1,900	6,246	4,315	—	—	24,217	—	24,217
Outward reinsurance premiums	(1,557)	(43)	(47)	(137)	(60)	—	—	(1,844)	—	(1,844)
Earned premiums, net of reinsurance	8,475	1,681	1,853	6,109	4,255	—	—	22,373	—	22,373
Other incomenote (iii)	52	12	—	22	117	437	—	640	1	641
Total external revenuenote(iv)	8,527	1,693	1,853	6,131	4,372	437	—	23,013	1	23,014
Intra-group revenue	—	—	—	—	1	217	(218)	—	—	—
Interest income	934	87	220	707	618	3	—	2,569	1	2,570
Dividend and other investment income	679	74	160	506	86	—	—	1,505	19	1,524
Investment appreciation (depreciation)	57	34	(300)	(29)	(361)	8	—	(591)	(17)	(608)
Total revenue	10,197	1,888	1,933	7,315	4,716	665	(218)	26,496	4	26,500

Notes

(i)

The Group’s share of the results from the joint ventures and associates including CPL that are equity accounted for is presented in a single line within the Group’s profit before tax on a net of related tax basis, and therefore not shown in the analysis of revenue line items above. Revenue from external customers of CPL (Prudential’s share) in 2023 is $560 million (2022: $595 million under IFRS 17 basis; 2021: $3,052 million under IFRS 4 basis). Further financial information on CPL is provided in note D5.3.

(ii)

Other adjustments comprise experience adjustment for premium receipts relating to past and current services provided under insurance contracts and insurance revenue earned from contracts measured under the PAA as well as the revenue recognised to cover the tax charge attributable to policyholders.

(iii)

Other revenue comprises revenue from external customers and consists primarily of revenue from the Group’s asset management business of $299 million (2022: $330 million; 2021: $437 million). Also included in other revenue is fee income on financial instruments that are not held at FVTPL of $3 million (2022: $2 million; 2021: $1 million).

(iv)

Due to the nature of the business of the Group, there is no reliance on any major customers. Of the Group’s markets, other than Hong Kong, Singapore, Indonesia and Malaysia as shown above, no individual markets have revenue from external customers that exceeds 10 per cent of the Group total for the years presented.

Schedule of investment return

IFRS 9 basis	2023 $m
Interest income calculated using the effective interest method	340
Net gains on financial instruments at FVTPL note (i)	9,400
Dividend income from Jackson shares designated at FVOCI recognised in the income statement	7
Other investment returns (including foreign exchange gains and losses)	267
Movement in amounts attributable to external unit holders of consolidated investment funds	(251)
Investment return recognised in the income statement	9,763
Valuation movements in Jackson shares recognised in other comprehensive income	8
Total investment return recognised in the income statement and other comprehensive income	9,771

IAS 39 basis	2022 $m
Interest income calculated using the effective interest method	237
Net losses on financial instruments at FVTPL note (i)	(30,890)
Dividend income from Jackson shares classified as AFS recognised in the income statement	24
Other investment returns (including foreign exchange gains and losses)	239
Movement in amounts attributable to external unit holders of consolidated investment funds	1,010
Investment return recognised in the income statement	(29,380)
Valuation movements in Jackson shares recognised in other comprehensive income	(187)
Total investment return recognised in the income statement and other comprehensive income	(29,567)

IAS 39 basis	2021 $m
Net realised and unrealised gains on securities at fair value through profit or loss note (ii)	624
Net realised and unrealised losses on derivatives at fair value through profit or loss note (ii)	(943)
Net realised losses on loans note (ii)	(2)
Interest income note (iii)	2,570
Dividend income	1,496
Other investment returns (including foreign exchange gains and losses)	(259)
Investment return recognised in the income statement	3,486

Notes

(i)

Net gains (losses) comprise interest income on financial instruments at FVTPL, dividend and other investment income and investment appreciation (depreciation). Net realised gains and losses on the Group’s investments for 2023 recognised in the income statement amounted to a net loss of $(6.0) billion (2022: a net loss of $(9.4) billion).

(ii)	Net realised gains and losses on the Group’s investments for 2021 recognised in the income statement amounted a net gain of $6.0 billion.
(iii)	Interest income in 2021 includes $280 million in respect of financial assets not at fair value through profit and loss.

Schedule of allocation of investment return between policyholders and shareholders under IFRS 4

IFRS 4 basis
2021 $m
Policyholder returns
Assets backing unit-linked liabilities	516
With-profits business	2,700
3,216
Shareholder returns	270
Total investment return	3,486

Schedule of net insurance and reinsurance finance income (expense)

	IFRS 17 basis
	2023 $m	2022 $m
Net finance (expense) income from insurance contracts notes (i)(ii)
Accretion of interest on GMM contracts	(233)	(240)
Changes in fair value of underlying assets and other adjustments relating to VFA contracts	(8,162)	28,498
Effect of changes in interest rates and other financial assumptions	(276)	458
Effect of measuring changes in estimates at current rates and adjusting the CSM at locked-in rates	43	53
Net foreign exchange income (expense)	12	(524)
Other finance (expense) income from insurance contracts note (iii)	(223)	378
	(8,839)	28,623
Net finance expense from reinsurance contracts held notes (i)(ii)
Accretion of interest on GMM contracts	45	45
Effect of changes in interest rates and other financial assumptions	168	(1,301)
Effect of measuring changes in estimates at current rates and adjusting the CSM at locked-in rates	(11)	71
Net foreign exchange (expense)	(8)	(1)
Other finance (expense) from reinsurance contracts note (iv)	(3)	(7)
	191	(1,193)

Notes

(i)

The Group has made an accounting policy choice to disaggregate the finance component of the risk adjustment and present it under insurance finance income (expenses) instead of insurance service result.

(ii)

The analysis of the investment return on the assets of the Group is provided in note B1.4. The impact of changes in market movements on the assets and insurance contract liabilities will vary depending on whether the insurance contracts are classified as VFA or GMM, which is discussed further in note C6.1 (a).

(iii)

Other finance (expense) income from insurance contracts includes the effect of changes in the policyholders’ interest in the excess net assets of relevant participating funds of $(192) million (2022: $515 million).

(iv)	Other finance (expense) from reinsurance contracts held includes the effect of changes in non-performance risk of reinsurers of $(3) million (2022: $(7) million).

Schedule of additional segmental analysis of profit after tax

	IFRS 17 basis		IFRS 4 basis
	2023 $m	2022 $m	2021 $m
CPLnote	(577)	(345)	278
Hong Kong	976	(742)	1,068
Indonesia	156	108	362
Malaysia	257	178	265
Singapore	512	(7)	394
Growth markets and other note	775	314	434
Eastspring	254	234	284
Total segment	2,353	(260)	3,085
Unallocated to a segment (central operations)	(641)	(737)	(871)
Total profit (loss) after tax	1,712	(997)	2,214

Note

The Growth markets and other segment comprises all other Asia and Africa insurance businesses alongside other amounts that are not included in the segment profit of an individual business unit, including tax on life joint ventures and associates that are accounted for on an equity-method basis. Accordingly, on the segmental analysis of the profit after tax basis above, the amount shown for CPL is before tax (with its tax being included in the Growth markets and other segment). The Group's share of CPL's post-tax result was $(366) million (2022: $(275) million).